Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Interest and dividend income:
Interest and fees on loans	$ 6,072	$ 5,301	$ 12,602	$ 10,551
Interest and dividends on investments	467	441	885	865
Total interest and dividend income	6,539	5,742	13,487	11,416
Interest expense:
Interest on deposits	1,050	951	2,169	1,907
Interest on FHLB borrowed funds	163	164	336	329
Interest on other borrowed funds	102	0	201	0
Total interest expense	1,315	1,115	2,706	2,236
Net interest income before provision for loan losses	5,224	4,627	10,781	9,180
Provision for loan losses	0	0	0	75
Net interest income after provision for loan losses	5,224	4,627	10,781	9,105
Non-interest income:
Net gains on sale of available for sale securities	0	4	29	4
Service charges on deposit accounts	342	331	740	754
Loan fees and service charges	294	263	897	584
Settlement proceeds	283	0	283	0
Other	285	212	568	418
Total non-interest income	1,204	810	2,517	1,760
Non-interest expense:
Salaries and related benefits	2,708	2,188	5,382	4,406
Occupancy	563	712	1,631	1,281
Office	312	262	593	514
Data processing	454	420	926	829
Amortization of core deposit intangible	38	21	81	35
Advertising, marketing and public relations	105	145	168	282
FDIC premium assessment	69	84	152	169
Professional services	435	284	836	456
Other	351	294	729	553
Total non-interest expense	5,035	4,410	10,498	8,525
Income before provision for income taxes	1,393	1,027	2,800	2,340
Provision for income taxes	459	352	926	818
Net income attributable to common stockholders	$ 934	$ 675	$ 1,874	$ 1,522
Per share information:
Basic earnings (in usd per share)	$ 0.18	$ 0.13	$ 0.36	$ 0.29
Diluted earnings (in usd per share)	0.17	0.13	0.35	0.29
Cash dividends paid (in usd per share)	$ 0.16	$ 0.12	$ 0.16	$ 0.12